17. Loans and financing (Details 4) - 12 months ended Dec. 31, 2020 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)	BRL (R$)
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | R$			R$ 1,837,904
USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 363,321
Financing with Ex-lm Bank collateral [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	June 19, 2020	June 19, 2020
Principal amount | R$			R$ 129,263
Cost | R$		R$ 5,189
Interest rate (p.a.)	Libor 6M + 0.6%	Libor 6M + 0.6%
Maturity Date	December 23, 2022	December 23, 2022
Financing with Ex-lm Bank collateral [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 25,000
Cost | $	$ 1,003